Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventories

	12.31.2022	12.31.2021
Crude oil	3,738	3,048
Oil products	3,278	2,495
Intermediate products	587	532
Natural gas and Liquefied Natural Gas (LNG)	135	349
Biofuels	14	19
Fertilizers	4	8
Total products	7,756	6,451
Materials, supplies and others	1,023	804
Total	8,779	7,255